6. Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Legal Matters

The Company, on occasion, may be involved in legal matters arising in the ordinary course of our business including matters involving proprietary technology. While management believes that such matters are currently insignificant, matters arising in the ordinary course of business for which the Company is or could become involved in litigation may have a material adverse effect on its business, financial condition or results of comprehensive loss.

Employment Agreements

As of September 30, 2014, the Company had employment agreements in place with four of its key executives. The agreements provide, among other things, for the payment of nine to twenty-four months of severance compensation for terminations under certain circumstances. With respect to these agreements, at September 30, 2014, potential severance amounted to $1,130,000 and aggregated annual salaries amounted to $935,000.

Related Party Agreements

On January 26, 2009, the Company entered into a commercial agreement with VetCure, Inc., a California corporation, to market and sell the Company’s Microcyn®-based animal healthcare products branded as Vetericyn®. VetCure, Inc. later changed its name to Vetericyn, Inc. This agreement was amended on February 24, 2009, July 24, 2009, June 1, 2010, and November 1, 2010. Pursuant to the agreement, the Company provides Vetericyn, Inc. with bulk product and Vetericyn, Inc. bottles, packages, and sells Microcyn®-based animal healthcare products branded as Vetericyn®. The Company receives a fixed amount for each bottle of Vetericyn® sold by Vetericyn, Inc.

On September 15, 2009, the Company entered a commercial agreement with V&M Industries, Inc., a California corporation, to market and sell certain of the Company’s Microcyn® over-the-counter liquid and gel products. V&M Industries, Inc. subsequently changed its name to Innovacyn, Inc. On June 1, 2010, September 1, 2010, and November 1, 2010, the Company amended this agreement granting Innovacyn, Inc. the exclusive right to sell certain of its over-the-counter products.

Additionally, on July 1, 2011, Vetericyn, Inc. and Innovacyn, Inc. began to share profits with the Company related to the Vetericyn® and Microcyn® over-the-counter sales with Vetericyn, Inc. and Innovacyn, Inc. During the three months ended September 30, 2014 and 2013, the Company recorded revenue related to these agreements in the amounts of $459,000 and $1,289,000, respectively. During the six months ended September 30, 2014 and 2013, the Company recorded revenue related to these agreements in the amounts of $987,000 and $2,030,000, respectively. The revenue is recorded in product revenues in the accompanying condensed consolidated statements of comprehensive loss. At September 30, 2014 and March 31, 2014, the Company had outstanding accounts receivable of $117,000 and $220,000, respectively, related to Innovacyn, Inc.

In April of 2014, Innovacyn, Inc. notified the Company that over the next twelve months Innovacyn, Inc. is in the process of transitioning to a new supplier for its animal care products. The Company is actively seeking new distribution channels and new animal healthcare partners The Company has identified two potential partners and is working on negotiating agreements. The Company can give no assurances that these potential partners will be able to agree on acceptable terms. Even if the Company is able to finalize agreements with these potential partners, these partnerships may not replace revenues to the same levels as the Company derived from Innovacyn. The Company’s animal healthcare revenues have been adversely impacted and will continue to be until a new animal healthcare partner is secured. If the Company is unable to locate new distribution channels or a new animal healthcare partner, the Company’s results of operations and financial condition may be adversely affected. The Company’s animal healthcare revenues for the three and nine months ended September 30, 2014 have declined as a result of this transition.

Commercial Agreements

On August 9, 2012, the Company, along with its Mexican subsidiary and manufacturer Oculus Technologies of Mexico S.A. de C.V. (“Manufacturer”), entered into a license, exclusive distribution and supply agreement with More Pharma Corporation, S. de R.L. de C.V. (“More Pharma”) (the “License Agreement”). For a one-time payment of $500,000, the Company granted More Pharma an exclusive license, with the right to sublicense, under certain conditions and with the Company’s consent, to all of the Company’s proprietary rights related to certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology within Mexico. For an additional one-time payment of $3,000,000, the Company also agreed to appoint More Pharma as the exclusive distributor of certain of its products in Mexico for the term of the agreement. Additionally, Manufacturer granted More Pharma an exclusive license to certain of Manufacturer’s then-held trademarks in exchange for a payment of $100,000 to Manufacturer. The Company has the ability to terminate the agreement if certain annual purchase minimums are not met. The term of the agreement is twenty-five years from the effective date of August 15, 2012. The term of the License Agreement will automatically renew after the twenty-five year term for successive two year terms as long as More Pharma has materially complied with any and all of the obligations under the License Agreement, including but not limited to, meeting the minimum purchase requirements set forth therein.

Additionally, on August 9, 2012, the Company, along with Manufacturer, entered into an exclusive distribution and supply agreement with More Pharma (the “Distribution Agreement”). For a one-time payment of $1,500,000, the Company granted More Pharma the exclusive ability to market and sell certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology. The Company also appointed More Pharma as its exclusive distributor, with the right to execute sub-distribution agreements, under certain conditions, and with the Company’s consent, within the following countries: Antigua & Barbuda, Argentina, Aruba & Curacao, Bahamas, Barbados, Belize, Bolivia, Bonaire, Brazil, British Guyana, British Islands, Cayman Islands, Chile, Colombia, Cuba, Dominica, Dominican Republic, Ecuador, El Salvador, French Guyana, Grenada, Guadalupe, Guatemala, Haiti, Honduras, Jamaica, Martinique, Nicaragua, Paraguay, Peru, St. Bartolome, St. Vincent & Grenades, Surinam, Trinidad & Tobago, Turks & Caicos Islands, Uruguay, Venezuela and Virgin Islands.

The Company will recognize the $5,100,000 related to the License Agreement and the Distribution Agreement as revenue on a straight line basis consistent with the Company’s historical experience with contracts having similar terms, which is typically over three to five years of the contract. Additionally, the Company capitalized $214,000 of its transaction costs related to the License Agreement and the Distribution Agreement, which will be amortized by the Company as expense on a straight line basis consistent with the related revenue recognition practices. During the three and six months ended September 30, 2014 and 2013, the Company recognized $16,000 and $32,000, respectively, in each period, as expense related to the transaction costs of the transaction. During each of the three months ended September 30, 2014 and 2013, the Company recognized $378,000 related to the amortization of the upfront fees received in the transaction. During each of the six months ended September 30, 2014 and 2013, the Company recognized $752,000 related to the amortization of the upfront fees received in the transaction. The Company recognizes product sales on a sell-through basis as More Pharma sells products through to its customers. At September 30, 2014 and March 31, 2014, the Company had outstanding accounts receivable of $1,201,000 and $790,000 due from More Pharma, respectively.

Lease Commitments

On June 15, 2013, the Company leased office space in Mexico with an address of: Av De Las Americas, 1592 Piso 7, en la Colonia Country Club en Guadalajara Jalisco, CP 44637 for 23,400 Mexican Pesos (approximately $1,800 USD) per month. One months’ rent was required as a deposit. If the Company terminates this lease within the first year, a penalty in the amount of 12 months’ rent is applicable. If the Company terminates the contract within the second year, a penalty in the amount of 8 months’ rent is applicable. The lease term is for 3 years, beginning on June 15, 2013.

Also on June 15, 2013, the Company leased warehouse space in Mexico with an address of: Industra Mecanica Numero 2168 en el Fraccionamiento Industrial Zapopan Norte, de esta Ciudad for 35,000 Mexican Pesos (approximately $2,700 USD) per month. A deposit equal to two months’ rent was required. The lease term is from June 15, 2013 to June 14, 2014.

We also share certain office and laboratory space, as well as certain laboratory equipment, in a building located at 454 North 34th Street, Seattle, Washington. The space is rented for $2,700 per month and requires a ninety day notice for cancellation.

The Company currently rents approximately 800 square feet of sales office space in Herten, the Netherlands.  The office space is rented on a month to month basis at $1,700 per month and requires a sixty day notice for cancellation.

On October 10, 2012, the Company entered into Amendment No. 7 to its property lease agreement, extending the lease on its Petaluma, California facility to September 30, 2017. Pursuant to the amendment, in exchange for certain improvements on the building, the Company agreed to increase the lease payment from $10,380 to $11,072 per month.

On October 31, 2011, the Company leased approximately 1,800 square feet of office and manufacturing space in Sacramento, California. On August 30, 2012, the Company entered into an amendment to its lease dated October 31, 2011 for the property located at 3045 65th Street, Suite 13, Sacramento, California 95820, to amend the lease to include a 3,000 square foot industrial unit located at 3021 65th Street, Sacramento, California, and to extend the lease on both properties to October 31, 2013. The total rent for both properties is $2,610 per month.

Minimum lease payments for non-cancelable operating leases are as follows:

For Years Ending March 31,
2015	$321,000
2016	189,000
2017	149,000
2018	66,000
Total minimum lease payments	$725,000

Rental expense amounted to $413,000 and $392,000 for the years ended March 31, 2014 and 2013, respectively and is recorded in the accompanying consolidated statement of comprehensive income (loss).

Legal Matters

On July 25, 2011, the Company received notice of a lawsuit filed in Mexico by Cesar Mangotich Pacheco and Prodinnv, S.A. de C.V. represented by Cesar Mangotich Pacheco. The lawsuit appeared to allege conversion of assets, tortious interference and defamation, among other claims. In 2014, The case was dismissed due to inactivity. We remain of the opinion that the lawsuit was completely without merit.

The Company, from time to time, is involved in legal matters arising in the ordinary course of its business including matters involving proprietary technology. While management believes that such matters are currently not material, there can be no assurance that matters arising in the ordinary course of business for which the Company is or could become involved in litigation, will not have a material adverse effect on its business, financial condition or results of comprehensive loss.

Employment Agreements

As of March 31, 2014, the Company had employment agreements in place with four of its key executives. The agreements provide, among other things, for the payment of nine to twenty-four months of severance compensation for terminations under certain circumstances. With respect to these agreements, at March 31, 2014, potential severance amounted to $1,130,000 and aggregated annual salaries amounted to $935,000.

Related Party Agreements

On January 26, 2009, the Company entered into a commercial agreement with VetCure, Inc., a California corporation, to market and sell the Company’s Microcyn® Technology-based animal health care products branded as Vetericyn®. VetCure, Inc. later changed its name to Vetericyn, Inc. This agreement was amended on February 24, 2009, July 24, 2009, June 1, 2010, and November 1, 2010. Pursuant to the agreement, the Company provides Vetericyn, Inc. with bulk product and Vetericyn, Inc. bottles, packages, and sells Microcyn® Technology-based animal health care products branded as Vetericyn®. The Company receives a fixed amount for each bottle of Vetericyn® sold by Vetericyn, Inc.

On September 15, 2009, the Company entered a commercial agreement with V&M Industries, Inc., a California corporation, to market and sell certain of the Company’s Microcyn® over-the-counter liquid and gel products. V&M Industries, Inc. subsequently changed its name to Innovacyn, Inc. On June 1, 2010, September 1, 2010, and November 1, 2010, the Company amended this agreement granting Innovacyn, Inc. the exclusive right to sell certain of its over-the-counter products.

Additionally, on July 1, 2011, Vetericyn, Inc. and Innovacyn, Inc. began to share profits with the Company related to the Vetericyn® and Microcyn® over-the-counter sales with Vetericyn, Inc. and Innovacyn, Inc. During the years ended March 31, 2014 and 2013, the Company recorded revenue related to these agreements in the amounts of $3,100,000 and $3,906,000, respectively. The revenue is recorded in product revenues in the accompanying consolidated statements of comprehensive income (loss). At March 31, 2014 and 2013, the Company had outstanding accounts receivable of $220,000 and $264,000, respectively, related to Innovacyn, Inc.

In April of 2014, Innovacyn, Inc. notified the Company that over the next twelve months Innovacyn, Inc. will transition to a new supplier for its animal care products. The Company is discussing a transition agreement with Innovacyn, Inc. and is actively seeking new distribution channels and locating a new animal health care partner. The Company’s future revenue may be adversely impacted during this transition.

Shared Services Agreement

The Company also entered into a shared services agreement with Ruthigen that would take effect upon the completion of Ruthigen's proposed initial public offering, if any should occur, pursuant to which it will provide Ruthigen with genera] services, including general accounting, human resources, laboratory personnel and shared R&D resources while Ruthigen plans to establish an independent facility and systems. As a wholly owned subsidiary of the Company, Ruthigen will be financed by the Company until the completion of the proposed initial public offering, if any should occur, and after such event, Ruthigen would become responsible for its own expenses. On January 31, 2014, the Company entered into Amendment No. 1 to the shared services agreement with Ruthigen to amend the terms of certain standard activities the Company shall provide Ruthigen and the terms related to access to the Company's facilities. All other terms and conditions of the shared services agreement remain unmodified and in full force and effect.

Commercial Agreements

On February 14, 2011, the Company entered into a Product Option Agreement with an Amneal Enterprises alliance member, AmDerma Pharmaceuticals, LLC (“AmDerma”).  The Company plans to use its proprietary Microcyn® technology to develop a prescription pharmaceutical product for the treatment of acne in connection with AmDerma (the “Future Acne Product”). Pursuant to the Agreement, the Company sold the option to exclusively sell and distribute the Future Acne Product to AmDerma for a one-time non-refundable payment of $500,000. On June 23, 2011, AmDerma exercised its option to license rights to the drug candidate. On June 21, 2012, the Company finalized a collaboration agreement with AmDerma (the “Collaboration Agreement”). Pursuant to the Collaboration Agreement, AmDerma is responsible for the development of a Microcyn®--based acne drug candidate in the United States, including all activities required to gain regulatory approvals. AmDerma will also be responsible for all costs. Additionally, within one year of the first commercial sale by AmDerma, AmDerma shall identify at least one secondary indication that AmDerma will develop. If AmDerma declines to pursue such secondary indication, then the right to develop such secondary indication will revert back to the Company. The Company granted AmDerma an exclusive, royalty-bearing perpetual license in the United States and India, with the right to sublicense and subcontract in certain circumstances, and a right of first refusal to expand the territory of the license to include the European Union, Canada, Brazil, and Japan. The Company retained rights to the “rest of world.” Pursuant to the Collaboration Agreement, $250,000 of the upfront payment will be applied against a future milestone in the transaction and is recorded as deferred revenue in the March 31, 2014 in the accompanying consolidated balance sheet. The $250,000 of the upfront payment was earned and recognized as revenue during the year ended March 31, 2013.

On August 9, 2012, the Company, along with its Mexican subsidiary and manufacturer Oculus Technologies of Mexico S.A. de C.V. (“Manufacturer”), entered into a license, exclusive distribution and supply agreement with More Pharma Corporation, S. de R.L. de C.V. (“More Pharma”) (the “License Agreement”). For a one-time payment of $500,000, the Company granted More Pharma an exclusive license, with the right to sublicense under certain conditions and with the Company’s consent, to all of the Company’s proprietary rights related to certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology within Mexico. For an additional one-time payment of $3,000,000, the Company also agreed to appoint More Pharma as the exclusive distributor of certain of its products in Mexico for the term of the agreement. Additionally, Manufacturer granted More Pharma an exclusive license to certain of Manufacturer’s then-held trademarks in exchange for a payment of $100,000 to Manufacturer. The Company has the ability to terminate the agreement if certain annual purchase minimums are not met. The term of the agreement is twenty-five years from the effective date of August 15, 2012. The term of the License Agreement will automatically renew after the twenty-five year term for successive two year terms as long as More Pharma has materially complied with any and all of the obligations under the License Agreement, including but not limited to, meeting the minimum purchase requirements set forth therein.

Additionally, on August 9, 2012, the Company, along with Manufacturer, entered into an exclusive distribution and supply agreement with More Pharma (the “Distribution Agreement”). For a one-time payment of $1,500,000, the Company granted More Pharma exclusive ability to market and sell certain of its pharmaceutical products for human application that utilize the Company’s Microcyn® Technology. The Company also appointed More Pharma as its exclusive distributor, with the right to execute sub-distribution agreements under certain conditions and with the Company’s consent, within the following countries: Antigua & Barbuda, Argentina, Aruba & Curacao, Bahamas, Barbados, Belize, Bolivia, Bonaire, Brazil, British Guyana, British Islands, Cayman Islands, Chile, Colombia, Cuba, Dominica, Dominican Republic, Ecuador, El Salvador, French Guyana, Grenada, Guadalupe, Guatemala, Haiti, Honduras, Jamaica, Martinique, Nicaragua, Paraguay, Peru, St. Bartolome, St. Vincent & Grenades, Surinam, Trinidad & Tobago, Turks & Caicos Islands, Uruguay, Venezuela and Virgin Islands.

The Company will recognize the $5,100,000 related to the License Agreement and the Distribution Agreement as revenue on a straight line basis consistent with the Company’s historical experience with contracts with similar terms, which is typically over three to five years of the contract. Additionally, the Company capitalized $214,000 of its transaction costs related to the License Agreement and the Distribution Agreement, which will be amortized by the Company as expense on a straight line basis consistent with the related revenue recognition practices. At March 31, 2014 and 2013, the Company had outstanding accounts receivable of $790,000 and $580,000 due from More Pharma, respectively. During years ended March 31, 2014 and 2013, the Company recognized $1,501,000 and $932,000, respectively, related to the amortization of the upfront fees received in the transaction. Additionally, during the year ended March 31, 2014 and 2013, the Company recognized $63,000 and $39,000, respectively, as expense related to the transaction costs of the transaction. The Company recognizes product sales on a sell-through basis as More Pharma sells products through to its customers.

Other Matters

NASDAQ Listing Matters

On November 22, 2013, the Company received a letter from the Listing Qualifications staff of The Nasdaq Stock Market LLC, notifying the Company that it was not in compliance with Nasdaq Listing Rule 5550(b)(1), which requires us to maintain a minimum of $2,500,000 in stockholders’ equity for continued listing on the Nasdaq Capital Market. As of September 30, 2013, the Company had stockholders’ equity of $1,550,000, as reported in its Quarterly Report on Form 10-Q for the quarter ended September 30, 2013, filed by the Company with the Securities and Exchange Commission on November 19, 2013. The letter also noted that, as of November 21, 2013, the Company did not meet the compliance alternative requirement of market value of listed securities under Listing Rule 5550(b)(2), or the compliance alternative requirement of net income from continuing operations under Listing Rule 5550(b)(3).

The Company was notified by the The Nasdaq Stock Market LLC on April 16, 2014 that it had regained compliance.